NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN	12 Months Ended
Feb. 29, 2016
NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN
NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN

        DragonWave Inc. [the "Company"], incorporated under the Canada Business Corporations Act in February 2000, is a provider of high-capacity packet microwave solutions that drive next-generation IP networks.

        The Company's common shares are traded on the Toronto Stock Exchange under the trading symbol DWI and on the NASDAQ Capital Market under the symbol DRWI.

        The Company's warrants issued from the public issuance on August 1, 2014 are traded on the Toronto Stock Exchange under the symbol DWI.WT and on the NASDAQ Capital Market under the symbol DRWIW.

        These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: DragonWave Corp., incorporated in the state of Delaware, USA, DragonWave PTE. LTD., incorporated in Singapore, DragonWave S.à r.l., incorporated in Luxembourg, DragonWave Telecommunication Technology (Shanghai) Co., Ltd., incorporated in China, DragonWave Mexico S.A. de C.V., incorporated in Mexico, Axerra Networks Asia Pacific Limited, incorporated in Hong Kong, DragonWave India Private Limited, incorporated in India and DragonWave Inc.'s majority owned subsidiary, DragonWave HFCL India Private Limited, incorporated in India. All intercompany accounts and transactions have been eliminated upon consolidation.

        The consolidated financial statements of the Company have been prepared in United States dollars following United States Generally Accepted Accounting Principles ["U.S. GAAP"].

        The consolidated financial statements for the year ended February 29, 2016 has been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the disbursement of liabilities and commitments in the normal course of business in the foreseeable future. The Company has a history of losses and has consumed significant cash resources in the past, and has continued to do so in the year ended February 29, 2016. Recently, additional pressure has been placed on the Company's liquidity position as a result of reduced revenue from a significant OEM channel and a dispute over inventory shipped to a customer in India in June 2015.

        The Company has been able to make progress in restructuring the business. This progress includes the following highlights:

•	Reduced operating expenses by 33% in the fourth quarter of fiscal year 2016 compared to the same period in the previous year primarily through reduction in international staff levels;
•	Raised $4,350 in equity in a registered direct offering on April 7, 2016;
•	Reduced outstanding debt on the Company's credit facility by $10,248 between February 28, 2015 and February 29, 2016 by leveraging its working capital;
•	Negotiated forbearance terms with its credit facility partners;
•	Initiated arbitration proceedings to seek resolution to its customer dispute in India.

        Despite the progress identified above, the Company remains in breach of the terms of its debt facility and is currently operating under its second forbearance period. See Note 11 for further details on the debt facility. No long term debt facility agreement has been reached. The continued consumption of cash has raised substantial doubt about DragonWave Inc.'s ability to continue as a going concern. Management's plans to restructure the business and overcome these difficulties include initiatives in a number of areas including:

•	Targeting its sales efforts to direct and indirect opportunities in markets with higher gross margins, and lower working capital requirements;
•	Adjusting its business focus and resources away from Nokia in order to support new sales channels;
•	Renegotiating the terms of existing debt facilities;
•	Continuing to minimize fixed and variable operating expenses, by tightly controlling discretionary spending and headcount growth;
•	Actively investigating and pursuing alternative forms of financing;
•	Reducing inventory levels in both raw material and finished goods inventory; and,
•	Working closely with vendors to ensure supply continuity.

        These plans may be difficult to achieve. They are dependent on a number of key assumptions including the timing of significant new customer projects, and success in arbitration with the customer located in India. It is possible that the plans described above may not be fully executed or may occur too slowly to solve the Company's current liquidity concerns. There can be no assurance that the existing financing facility can be renegotiated or that any other forms of financing can be arranged on satisfactory terms. These consolidated financial statements do not include any adjustments to the accounts and classification of assets and liabilities that may be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.